Financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Gain (loss)	$ (81,081,000)		$ 56,250,000
Cash and cash equivalents	711,528,000		591,620,000		$ 320,278,000
Short-term investments	391,025,000		0
Amount of receivables sold	0		$ 120,470,000	$ 92,805,000
Pledged cash as security	$ 191,188,000
Quoted market yields	1.70%	1.70%
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	1.90%	1.90%	1.60%	1.60%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	2.20%	2.20%	2.30%	2.30%
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss)	$ 2,032,000		$ (4,014,000)
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	711,528,000		591,620,000
Short-term investments	$ 391,025,000		$ 0
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Proportion of outstanding debt that carries fixed rate	67.00%	67.00%	80.00%	80.00%
Interest rate risk [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of Cameco's interest rate swap assets	$ 856,000		$ (150,000)
Interest rate risk [member] | Interest rate swap contracts [member] | Series D senior unsecured debenture [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 350,000,000
Interest rate risk [member] | Interest rate swap contracts [member] | Series D senior unsecured debenture [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis	the three-month Canada Dealer Offered Rate	the three-month Canada Dealer Offered Rate
Margin rate	3.60%
Interest rate risk [member] | Interest rate swap contracts [member] | Series D senior unsecured debenture [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	5.67%
Interest rate risk [member] | Interest rate swap contracts [member] | Series E senior unsecured debenture [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 150,000,000
Interest rate risk [member] | Interest rate swap contracts [member] | Series E senior unsecured debenture [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis	the three-month Canada Dealer Offered Rate	the three-month Canada Dealer Offered Rate
Margin rate	1.20%
Interest rate risk [member] | Interest rate swap contracts [member] | Series E senior unsecured debenture [Member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	3.75%
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase (decrease) in commodity price	30.00%	30.00%
Gain (loss)	$ (3,103,000)	$ (2,404,000)